EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share and Weighted Average Shares Outstanding

The following table presents the computation of based and diluted net earnings (loss) per share and weighted average number of shares of the Company’s common stock outstanding for the periods presented (dollars in thousands, except share and per share data):

	Year Ended	Period From
	December 31,	September 12 -
	2024	December 31, 2023
Basic and diluted net loss per share
Numerator
Net income (loss) attributable to TKO Group Holdings, Inc.	$9,408	$(35,227)
Effect of dilutive securities:
Adjustment to net income attributable to TKO Group Holdings, Inc. from the assumed conversion of Class B shares	(6,613)	—
Net income (loss) attributable to TKO Group Holdings, Inc. used in computing diluted earnings (loss) per share	$2,795	$(35,227)

Denominator
Weighted average Class A Common Shares outstanding - Basic	81,340,472	82,808,019
Effect of dilutive securities:
Additional shares from RSUs and PSUs, as calculated using the treasury stock method	917,177	—
Additional shares from the assumed conversion of Class B shares	89,616,891	—
Weighted average number of shares used in computing diluted earnings (loss) per share	171,874,540	82,808,019

Basic earnings (loss) per share	$0.12	$(0.43)
Diluted earnings (loss) per share	$0.02	$(0.43)

Securities that are anti-dilutive this period
Unvested RSUs	—	1,636,626
Unvested PSUs	—	327,403
TKO Class B Common Shares	—	89,616,891